Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 15. Commitments and Contingencies

Fixed Assets and Other

At June 30, 2023, the Company has outstanding orders to purchase equipment, mold and component parts for research and development of $490,651 of which advance payments of $280,349 have been made and recorded in Other Assets (See Note 6).

Contingencies

At each reporting period, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company is currently not involved in any material litigation or other loss contingencies.

Royalty Agreement

In connection with the purchase of certain intellectual property in July 2017, Barry Berler and Alan Blackman entered into a royalty agreement which provides that Barry Berler will be entitled to a royalty of four percent (4%) of net sales derived from the use, sale, lease, rent and export of products related to the intellectual property. The royalty continues until the patent expires or is no longer used in the Company’s product. The royalty agreement was assumed by the Company in December 2017.

In September 2018, the Royalty Agreement was amended to reduce the royalty to 2% and further provided for a single payment of $500,000 to Barry Berler within three years in return for cancellation of all further royalty obligations of the Company. In May 2019, the Royalty Agreement was further amended to change the payment date to on or before May 31, 2021 or during the term of the amended Royalty Agreement should the Company be acquired or a controlling interest be acquired. The Company has not made the aforementioned payment or incur any change in control as such the 2% royalty remains in place.

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE NINE MONTHS ENDED JUNE 30, 2023 AND 2022

Note 15. Commitments and Contingencies (continued)

Employment Agreements and Other

On August 1, 2022, the Company cancelled the consulting agreement with Alan Blackman, Co- Chairman and Chief Operating Officer and entered into an Employment Agreement which provides for annual salary of $256,000, which provides for increases, and provisions compensation adjustments, expense and tax differential reimbursements, benefits and bonuses. As of September 1, 2022, the annual salary is $320,000. At June 30, 2022, the Company approved and accrued a $250,000 bonus to Mr. Blackman for services provided in 2022, of which $65,000 was paid subsequent to December 31, 2022. The Company terminated Mr. Blackman’s Employment Agreement effective May 1, 2023. Mr. Blackman continued to serve as the Co-Chairman and a member of the Board of Directors. The parties were having preliminary settlement discussions. Subsequent to June 30, 2023, the Company and Mr. Blackman entered into a separation agreement whereby, Mr. Blackman will be paid severance payments of approximately $346,000, which was recorded as an expense and an accrued expense as of June 30, 2023, over thirteen months, continue his medical benefits for such period with a cost of approximately $29,000 which has been accrued at June 30, 2023. Further, all unvested options were fully vested. In connection with the separation agreement, Mr. Blackman no longer serves as Co-Chairman or Board member and has agreed to vote his Series A Preferred Stock in favor of the election, reelection, and/or designation of each individual nominated to serve as a director on the Board of Director as shall be identified in an applicable proxy statement filed by the Company for such election of directors. Once the payments due Mr. Blackman are fully paid, the Series A Preferred Stock shall be deemed immediately cancelled and forfeited and without further consideration. The Series A Preferred shall at such time be returned to the status of an authorized but unissued share of preferred stock of the Company.

On September 30, 2022, the Company entered into a formal employment agreement, effective on such date and will continue until terminated by either party, subject to the terms of the agreement, with Andrew R. Crescenzo who has been serving as the Company’s Chief Financial Officer on a contract services basis for the last three years. The agreement provided for annual compensation of $225,000 and plus a one-time $18,750 incentive payment upon the commencement of the agreement. During the course of the term, Mr. Crescenzo will be eligible for (i) performance bonuses to be granted at the discretion of the Company’s Compensation Committee and (ii) to participate in the Company’s 2022 Equity Incentive Plan. The agreement contains customary employment terms and conditions.

In October 2022, the Company entered into a service agreement (“Service Agreement”) with an unrelated third-party for marketing and investor relations services. The Service Agreement, which has a term of one year, has various deliverables and provides payments to the third party as follows; a) an initial fee of $90,000, b) monthly fees through the term of $12,500, c) 200,000 shares of restricted common stock and d) $300,000 specifically related to digital marketing activities. As stated in Note 8, the 200,000 shares of restricted common stock were valued at $230,000, representative of the trading price on the issuance.

On February 09, 2023, the Company, appointed Justin Page, as Vice President of Technical Operations with a start date of February 15, 2023. The agreement provides for annual compensation of $235,000 and options to purchase 50,000 shares of common stock at the exercise price of $1.30, the closing price on the grant date. During the course of the term, Mr. Paige will be eligible for (i) performance bonuses to be granted at the discretion of the Company’s Compensation Committee and (ii) to participate in the Company’s Equity Incentive Plan. The agreement contains customary employment terms and conditions and provides for severance of six months if a change in control occurs, as defined.

Note 15. Commitments and Contingencies

Fixed Assets and Other

At December 31, 2022, the Company has outstanding orders to purchase equipment, molds and component parts for research and development of $609,953 of which advance payments of $209,678 have been made and recorded in Other Assets (See Note 6).

Contingencies

At each reporting period, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company is currently not involved in any material litigation or other loss contingencies.

Royalty Agreement

In connection with the purchase of certain intellectual property in July 2017, Barry Berler and Alan Blackman entered into a royalty agreement which provides that Barry Berler will be entitled to a royalty of four percent (4%) of net sales derived from the use, sale, lease, rent and export of products related to the intellectual property. The royalty continues until the patent expires or is no longer used in the Company’s product. The royalty agreement was assumed by the Company in December 2017.

In September 2018, the Royalty Agreement was amended to reduce the royalty to 2% and further provided for a single payment of $500,000 to Barry Berler within three years in return for cancellation of all further royalty obligations of the Company. In May 2019, the Royalty Agreement was further amended to change the payment date to on or before May 31, 2021 or during the term of the amended Royalty Agreement should the Company be acquired or a controlling interest be acquired. The Company has not made the aforementioned payment or incur any change in control as such the 2% royalty remains in place.

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022 AND 2021

Note 15. Commitments and Contingencies (continued)

Employment Agreements

On August 1, 2022, the Company cancelled the consulting agreement with Alan Blackman, Co- Chairman and Chief Operating Officer and entered into an Employment Agreement which provides for annual salary of $256,000, which provides for increases, and provisions compensation adjustments, expense and tax differential reimbursements, benefits and bonuses. As of September 1, 2022, the annual salary is $320,000. At June 30, 2022, the Company approved and accrued a $250,000 bonus to Mr. Blackman for services provided in 2022, of which $65,000 was paid subsequent to December 31, 2022.

On September 30, 2022, the Company entered into a formal employment agreement, effective on such date and will continue until terminated by either party, subject to the terms of the agreement, with Andrew R. Crescenzo who has been serving as the Company’s Chief Financial Officer on a contract services basis for the last three years. The agreement provided for annual compensation of $225,000 and plus a one-time $18,750 incentive payment upon the commencement of the agreement. During the course of the term, Mr. Crescenzo will be eligible for (i) performance bonuses to be granted at the discretion of the Company’s Compensation Committee and (ii) to participate in the Company’s 2022 Equity Incentive Plan. The agreement contains customary employment terms and conditions.

In October 2022, the Company entered into a service agreement (“Service Agreement”) with an unrelated third-party for marketing and investor relations services. The Service Agreement, which has a term of one year, has various deliverables and provides payments to the third party as follows; a) an initial fee of $90,000, b) monthly fees through the term of $12,500, c) 200,000 shares of restricted common stock and d) $300,000 specifically related to digital marketing activities. As stated in Note 8, the 200,000 shares of restricted common stock were valued at $230,000, representative of the trading price on the issuance.